UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  028-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

 /s/ Patricia Rench     Austin, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $339,807 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA AIR GROUP INC           COM              011659109    15656   363329 SH       SOLE                   363329
ALERE INC                      COM              01449J105    16933   915306 SH       SOLE                   915306
AMERICAN INTL GROUP INC        COM NEW          026874784    20347   576400 SH       SOLE                   576400
APPLE INC                      COM              037833100    19424    36500 SH       SOLE                    36500
CBS CORP NEW                   CL B             124857202     8461   222364 SH       SOLE                   222364
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    20022   262613 SH       SOLE                   262613
CREDIT ACCEP CORP MICH         COM              225310101    20630   202889 SH       SOLE                   202889
DELL INC                       COM              24702R101     6706   661359 SH       SOLE                   661359
E TRADE FINANCIAL CORP         COM NEW          269246401     5293   591403 SH       SOLE                   591403
GENERAL MTRS CO                COM              37045V100    14667   508745 SH       SOLE                   508745
GOLDMAN SACHS GROUP INC        COM              38141G104     3929    30800 SH       SOLE                    30800
GOOGLE INC                     CL A             38259P508    33395    47210 SH       SOLE                    47210
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1018    44093 SH       SOLE                    44093
HIGHER ONE HLDGS INC           COM              42983D104     1349   128034 SH       SOLE                   128034
INTERACTIVE BROKERS GROUP IN   COM              45841N107    15334  1120947 SH       SOLE                  1120947
INTERPUBLIC GROUP COS INC      COM              460690100    15165  1376119 SH       SOLE                  1376119
LIBERTY GLOBAL INC             COM SER A        530555101    10148   161179 SH       SOLE                   161179
LIVE NATION ENTERTAINMENT IN   COM              538034109     1432   153828 SH       SOLE                   153828
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     4043   204300 SH       SOLE                   204300
NEWS CORP                      CL A             65248E104     5548   217500 SH       SOLE                   217500
ORACLE CORP                    COM              68389X105     8217   246600 SH       SOLE                   246600
PENN NATL GAMING INC           COM              707569109    13376   272363 SH       SOLE                   272363
QUALITY DISTR INC FLA          COM              74756M102     3693   615539 SH       SOLE                   615539
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108    19192   395865 SH       SOLE                   395865
TEEKAY CORPORATION             COM              Y8564W103    26776   834152 SH       SOLE                   834152
VALEANT PHARMACEUTICALS INTL   COM              91911K102    29053   486076 SH       SOLE                   486076